PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
PREPAYMENTS AND OTHER CURRENT ASSETS
Rental and other deposits		3,413	1,461
Prepayments for rental and others		15,386	10,603
Employee advances		1,980	2,781
Payments made on behalf of customers		271,015	226,485
Prepaid insurance premium		1,072	975
Interest income receivable		47,656	36,231
Unutilized input value-added tax		3,167
Others		1,372	1,706
Total	57,000	345,061	280,242
Allowance for payments made on behalf of customers		3,632	6,079